Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value on Recurring Basis - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	¥ 48,497	¥ 256,763
Restricted cash	540,310	386,267
Promissory notes	163,125	174,045
Derivative liabilities		172,235
Total	751,932	989,310
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	48,497	256,763
Restricted cash	540,310	386,267
Promissory notes	0
Derivative liabilities
Total	588,807	643,030
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Promissory notes	163,125	174,045
Derivative liabilities
Total	¥ 163,125	174,045
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash
Promissory notes
Derivative liabilities		172,235
Total		¥ 172,235